UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2013

Item 1. Schedule of Investments

Tax-Free High Yield Fund	November 30, 2013

T. Rowe Price Tax-Free High Yield Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par/Shares	Value
MUNICIPAL SECURITIES 98.9%		
Alabama 1.0%		
Huntsville - Redstone Village Special Care Fac. Fin. 5.50%, 1/1/28	2,500	2,231
Huntsville - Redstone Village Special Care Fac. Fin. 5.50%, 1/1/43	2,500	2,003
Huntsville - Redstone Village Special Care Fac. Fin. 6.875%, 1/1/43	2,000	1,947
Huntsville - Redstone Village Special Care Fac. Fin. 7.50%, 1/1/47	3,580	3,677
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic 5.25%, 3/1/31	3,390	3,356
Montgomery Medical Clinic Board, Jackson Hosp. & Clinic 5.25%, 3/1/36	1,555	1,499
Selma Industrial Development Board, IDRB, Intl. Paper 5.375%, 12/1/35	6,985	6,794
		21,507
Arizona 2.3%		
Arizona HFA, Banner Health, 5.50%, 1/1/38	4,065	4,236
Arizona HFA, Banner Health, 6.00%, 1/1/27	4,500	5,001
Arizona HFA, Banner Health, VR, 0.976%, 1/1/37	2,750	2,103
Arizona HFA, Phoenix Children's Hosp., 5.00%, 2/1/34	3,500	3,300
Maricopa County Pollution Control, PCR, El Paso Electric 4.50%, 8/1/42	3,250	2,792
Peoria IDA, Sierra Winds Life Care, 6.25%, 8/15/14	720	721
Peoria IDA, Sierra Winds Life Care, 6.25%, 8/15/20	4,500	4,490
Peoria IDA, Sierra Winds Life Care, 6.375%, 8/15/29	1,250	1,142
Peoria IDA, Sierra Winds Life Care, 6.50%, 8/15/31	1,000	909
Phoenix Civic Improvement Corp., Capital Appreciation, VR 5.50%, 7/1/29 (1)	7,985	9,007
Phoenix Civic Improvement Corp., Capital Appreciation, VR 5.50%, 7/1/30 (1)	7,340	8,237

Phoenix Civic Improvement Corp., Capital Appreciation, VR 5.50%, 7/1/33 (1)	1,250	1,382
Pima County IDA, Tucson Electric Power, 4.00%, 9/1/29	4,000	3,531
Pima County IDA, Tucson Electric Power, 5.75%, 9/1/29	4,000	4,068
Tempe IDA, Friendship Village of Tempe, 5.375%, 12/1/13 (2)	512	512
		51,431
California 6.8%		
Brea PFA, Redev. Agency, Tax Allocation, 7.125%, 9/1/26	800	839
California County Tobacco Securitization Agency, Tobacco Industry, Los Angeles, STEP, 5.25%, 6/1/21	3,905	3,750
California HFA, Lucile Packard Children's Hosp. 5.00%, 8/15/51	7,000	6,803
California HFA, Providence Health & Services, 6.50%, 10/1/38 (Prerefunded 10/1/18) (3)	60	75
California HFA, Providence Health & Services, 6.50%, 10/1/38	3,190	3,643
California HFA, Sutter Health, 5.00%, 8/15/35	6,500	6,566
California Housing Fin. Agency, Single Family, 5.55%, 8/1/33 (4)	7,380	7,086
California Infrastructure & Economic Dev. Bank, Independent System Operator, 6.25%, 2/1/39 (Prerefunded 2/1/15) (3)	5,000	5,352
California Pollution Control Fin. Auth., Waste Management, PCR 5.40%, 4/1/25 (4)	13,030	13,399
California Public Works Board, State Prisons, 5.75%, 10/1/31	3,500	3,803
California Statewide CDA, Front Porch Communities (Internext) 5.125%, 4/1/37 (5)	14,400	13,338
California Statewide CDA, Terraces at San Joaquin Garden 6.00%, 10/1/42	2,500	2,473
California Statewide Fin. Auth., Tobacco Industry 6.00%, 5/1/43	1,500	1,347
Chula Vista Ind. Dev., San Diego Gas & Electric, PCR 5.875%, 2/15/34	2,000	2,221
Chula Vista Ind. Dev., PCR, San Diego Gas & Electric 5.875%, 1/1/34	5,000	5,553
Corona Community Fac. Dist. No. 2002-4, Special Tax 5.80%, 9/1/29	2,000	1,979

Corona Community Fac. Dist. No. 2002-4, Special Tax 5.875%, 9/1/34	2,000	1,945
Golden State Tobacco Securitization Corp., Tobacco Industry 4.50%, 6/1/27	18,400	15,329
Golden State Tobacco Securitization Corp., Tobacco Industry STEP, 5.30%, 6/1/37	12,000	8,780
Irvine, Improvement Bond, 4.00%, 9/2/27	300	293
Irvine, Improvement Bond, 4.00%, 9/2/28	410	396
Los Angeles Dept. of Water & Power, Waterworks, VRDN 0.03%, 7/1/35	1,400	1,400
Northern California Gas Auth. No. 1, VR, 0.886%, 7/1/27	8,000	6,469
Ridgecrest Redev. Agency, Tax Allocation, GO, 6.25%, 6/30/37	5,000	5,301
Riverside County Redev. Agency, 7.00%, 12/1/31	1,900	1,983
Riverside County Redev. Agency, 7.25%, 12/1/40	2,850	2,957
Riverside County Redev. Agency, Interstate 215 Corridor Redev. Tax Allocation, 6.50%, 10/1/40	6,000	6,348
San Buenaventura, Community Memorial Health System 7.50%, 12/1/41	7,250	7,904
San Francisco City & County Airports Commission 6.00%, 5/1/39	9,000	10,199
San Francisco City & County Redev. Agency, Mission Bay South 7.00%, 8/1/41	1,250	1,330
San Mateo, Bay Meadows Community Fac. Dist. #2008-1 6.00%, 9/1/42	1,500	1,547
Santa Margarita Water Dist., Village of Sendero 5.625%, 9/1/43	2,500	2,491
West Sacramento Fin. Auth., 5.00%, 9/1/34 (6)	2,000	1,810
		154,709
Colorado 2.5%		
Cimmaron Metropolitan Dist., 6.00%, 12/1/22	5,000	4,676
Colorado Ed. & Cultural Fac. Auth., Excel Academy 5.50%, 12/1/25 (6)	1,295	1,325
Colorado Ed. & Cultural Fac. Auth., Excel Academy 5.50%, 12/1/33 (6)	1,550	1,564

Colorado Ed. & Cultural Fac. Auth., Knowledge Quest Charter School, 6.50%, 5/1/36	1,795	1,505
Colorado Ed. & Cultural Fac. Auth., Legacy Academy Charter Elbert County, 7.25%, 3/1/24	735	675
Colorado Ed. & Cultural Fac. Auth., Legacy Academy Charter Elbert County, 7.375%, 3/1/35	785	673
Colorado Ed. & Cultural Fac. Auth., Monument Academy 5.875%, 10/1/27	1,185	1,188
Colorado Ed. & Cultural Fac. Auth., Monument Academy 6.00%, 10/1/37	4,000	3,872
Colorado Ed. & Cultural Fac. Auth., Monument Academy 7.25%, 10/1/39	545	574
Colorado Ed. & Cultural Fac. Auth., Windsor Academy Charter School, 5.70%, 5/1/37	1,260	1,083
Colorado HFA, Catholic Health Initiatives, 5.25%, 1/1/45	6,000	5,883
Colorado HFA, Christian Living Communities, 5.25%, 1/1/17	1,245	1,235
Colorado HFA, Christian Living Communities, 5.75%, 1/1/37	2,000	1,925
Colorado HFA, Christian Living Communities, 8.25%, 1/1/24 (Prerefunded 1/1/14) (3)	375	381
Colorado HFA, Christian Living Communities, 9.00%, 1/1/34 (Prerefunded 1/1/14) (3)	750	763
Colorado HFA, Valley View Hosp., 5.75%, 5/15/36	4,355	4,434
Park Creek Metropolitan Dist., Property Tax, 5.50%, 12/1/37	4,000	4,083
Park Creek Metropolitan Dist., Property Tax 6.375%, 12/1/37 (7)	7,000	7,619
Public Auth. for Colorado Energy, Springs Utility 6.25%, 11/15/28	5,825	6,574
Public Auth. for Colorado Energy, Springs Utility 6.50%, 11/15/38	5,495	6,419
		56,451
Connecticut 2.6%		
Connecticut HEFA, Stamford Hosp., 5.00%, 7/1/42	18,245	17,837
Mashantucket Western Pequot Tribe, 4.00%, 7/1/31	26,971	18,450

Merrill Lynch P-FLOATs, Connecticut Housing, Multi-Family, RIB 9.985%, 5/15/42 (4)(5)	5,000	5,087
Mohegan Tribe Indians, 6.25%, 1/1/21	2,560	2,561
Mohegan Tribe Indians, 6.25%, 1/1/31	12,700	12,699
Mohegan Tribe Indians, Public Improvement 5.125%, 1/1/23 (5)	1,275	1,214
		57,848
Delaware 1.5%		
Delaware Economic Dev. Auth., Delmarva Power & Light, PCR 5.40%, 2/1/31	7,635	8,017
Delaware Economic Dev. Auth., NRG Energy, PCR 5.375%, 10/1/45	10,835	10,320
Delaware HFA, Nanticoke Memorial Hosp., 5.00%, 7/1/28	4,000	3,662
Delaware HFA, Nanticoke Memorial Hosp., 5.00%, 7/1/32	3,250	2,836
Sussex County, Cadbury Lewes, 5.45%, 1/1/16	655	655
Sussex County, Cadbury Lewes, 6.00%, 1/1/35	2,505	2,324
Sussex County, NRG Energy, PCR, 6.00%, 10/1/40	5,000	5,129
		32,943
District of Columbia 1.7%		
District of Columbia, American Society of Hematology 5.00%, 7/1/42	5,095	4,974
District of Columbia, Friendship Public Charter School 5.00%, 6/1/26 (8)	1,450	1,375
District of Columbia, Friendship Public Charter School 5.00%, 6/1/35 (8)	3,655	3,197
District of Columbia, Henry Adams House/Gables, James F. Oyster Elementary School, 6.60%, 11/1/15	460	460
District of Columbia, The Methodist Home of D.C. 6.00%, 1/1/20	3,380	3,131
District of Columbia Water & Sewer Auth., Public Utility 6.00%, 10/1/35	1,700	1,895
Metropolitan Washington Airports Auth., 5.00%, 10/1/32 (4)	2,000	2,053

Metropolitan Washington Airports Auth., 5.625%, 10/1/39	5,750	6,154
Metropolitan Washington Airports Auth., Dulles Toll Road 5.25%, 10/1/44	5,290	5,340
Metropolitan Washington Airports Auth., Dulles Toll Road STEP, 10/1/44	14,000	10,816
		39,395
Florida 4.8%		
Boggy Creek Improvement Dist., Special Assessment 5.125%, 5/1/43	7,000	5,987
Davie Ed. Fac. Rev., Nova Southeastern Univ., 6.00%, 4/1/42	10,500	10,908
Double Branch Community Dev. Dist., 4.00%, 5/1/25	250	236
Fishhawk Community Dev. Dist. IV, 7.25%, 5/1/43	2,250	2,276
Florida Higher Ed. Fac. Fin. Auth., Univ. of Tampa 5.00%, 4/1/32	600	591
Florida Higher Ed. Fac. Fin. Auth., Univ. of Tampa 5.25%, 4/1/42	1,500	1,474
Florida Municipal Power Agency, 6.25%, 10/1/31	6,500	7,389
Hillsborough County IDA, IDRB, National Gypsum 7.125%, 4/1/30 (4)	3,100	3,100
Jacksonville, Sales Tax, 5.00%, 10/1/30	7,500	7,765
Miami-Dade County, Aviation, 5.50%, 10/1/36	10,000	10,471
Middle Village Community Dev. Dist., Special Assessment 5.80%, 5/1/22	630	500
North Brevard County Hosp. Dist., Parrish Medical Center 5.75%, 10/1/43	5,000	5,148
OTC Community Dev. Dist., Jacksonville, Special Assessment 5.30%, 5/1/38	2,500	2,202
Paseo Community Dev. Dist., 5.00%, 2/1/14 (9)(17)	2,285	—
Paseo Community Dev. Dist., Capital Appreciation VR, 5/1/36 (17)	4,520	1,483
Paseo Community Dev. Dist., Special Assessment 5.40%, 5/1/36	375	389
Preserve at Wilderness Lake Community Dev. Dist. 5.90%, 5/1/34 (Prerefunded 5/1/14) (3)	1,915	1,978

Saint John's County IDA, Glenmoor, 5.00%, 1/1/16 (10)(17)	1,715	763
Saint John's County IDA, Glenmoor, 5.375%, 1/1/40 (10) (17)	2,500	1,112
Seminole Tribe of Florida, 5.25%, 10/1/27 (5)	19,180	19,730
Seminole Tribe of Florida, 5.50%, 10/1/24 (5)	2,200	2,295
Seven Oaks Community Dev. Dist. II, 5.875%, 5/1/35	1,685	1,398
Seven Oaks Community Dev. Dist. II, VR, 7.50%, 5/1/16	925	915
Tolomato Community Dev. Dist., Special Assessment 6.375%, 5/1/17	190	182
Tolomato Community Dev. Dist., Special Assessment 6.375%, 5/1/17 (11)(17)	10	10
Tolomato Community Dev. Dist., Special Assessment 6.375%, 5/1/17 (11)(17)	620	351
Tolomato Community Dev. Dist., Special Assessment 6.375%, 5/1/17 (11)(17)	195	—
Tolomato Community Dev. Dist., Special Assessment 6.45%, 5/1/23	200	188
Tolomato Community Dev. Dist., Special Assessment 6.45%, 5/1/23 (11)(17)	10	10
Tolomato Community Dev. Dist., Special Assessment 6.45%, 5/1/23 (11)(17)	465	260
Tolomato Community Dev. Dist., Special Assessment 6.45%, 5/1/23 (11)(17)	155	—
Tolomato Community Dev. Dist., Special Assessment 6.65%, 5/1/40	200	195
Tolomato Community Dev. Dist., Special Assessment 6.65%, 5/1/40 (11)(17)	10	10
Tolomato Community Dev. Dist., Special Assessment 6.65%, 5/1/40 (11)(17)	465	257
Tolomato Community Dev. Dist., Special Assessment 6.65%, 5/1/40 (11)(17)	160	—
Tolomato Community Dev. Dist., Special Assessment, STEP 1.00%, 5/1/39	185	136
Tolomato Community Dev. Dist., Special Assessment, STEP 1.00%, 5/1/40	435	260

Tolomato Community Dev. Dist., Special Assessment, STEP 1.00%, 5/1/40	235	104
Village Community Dev. Dist., Special Assessment 5.00%, 5/1/32	2,545	2,357
Village Community Dev. Dist., Special Assessment 5.125%, 5/1/43	5,000	4,526
Village Community Dev. Dist., Special Assessment 5.25%, 5/1/31	1,445	1,429
Village Community Dev. Dist., Special Assessment 5.50%, 5/1/42	1,920	1,909
Watergrass Community Dev. Dist., Special Assessment 5.125%, 11/1/14	2,580	2,262
Winter Garden Village Fowler Grove, 5.65%, 5/1/37	7,245	7,285
		109,841
Georgia 1.3%		
Atlanta, Princeton Lakes, 5.50%, 1/1/31	365	364
Atlanta Water & Sewer, Wastewater, 6.25%, 11/1/34	6,000	6,837
Augusta, Regional Airport, 5.15%, 1/1/35	2,670	2,687
Cobb County Dev. Auth., Waste Management, 5.00%, 4/1/33 (4)	1,000	1,000
Cobb County Kennestone Hosp. Auth., WellStar Health 5.50%, 4/1/37 (12)	1,865	1,939
Fulton County Residential Care Fac. for the Elderly, Canterbury Court, 6.125%, 2/15/34	4,200	4,013
Rockdale County Dev. Auth., Pratt Industries USA, Visy Paper 6.125%, 1/1/34 (4)	7,200	7,224
Savannah Economic Dev. Auth., Marshes of Skidaway 6.85%, 1/1/19	1,980	1,994
Savannah Economic Dev. Auth., Marshes of Skidaway 7.40%, 1/1/34	2,700	2,712
Savannah Economic Dev. Auth., Marshes of Skidaway 8.00%, 1/1/34 (Tender 1/1/14)	1,445	1,447
		30,217

Guam 0.3%		
Guam Gov't. Waterworks Auth., 5.875%, 7/1/35	7,000	7,040
		7,040
Hawaii 0.3%		
Hawaii Dept. of Budget & Fin., 15 Craigside, 9.00%, 11/15/44	2,375	2,618
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living 5.125%, 11/15/32	1,200	1,204
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living 5.25%, 11/15/37	2,100	2,094
		5,916
Idaho 0.2%		
Power County PCR, FMC Corp., 6.45%, 8/1/32 (4)	4,570	4,573
		4,573
Illinois 6.6%		
Bolingbrook Special Service Area No. 1, Forest City, STEP 5.90%, 3/1/27	1,750	1,574
Chicago O'Hare Int'l. Airport, 5.625%, 1/1/35	10,000	10,339
Chicago O'Hare Int'l. Airport, 5.75%, 1/1/38	12,000	12,075
Gilberts Special Service Area No. 15, Gilberts Town Center 6.25%, 3/1/35	5,804	5,254
Illinois, GO, 5.50%, 7/1/38	8,500	8,488
Illinois Dev. Fin. Auth., PCR, Citgo Petroleum, 8.00%, 6/1/32 (4)	1,750	1,751
Illinois Fin. Auth., Admiral at Lake, 7.625%, 5/15/25	1,000	1,040
Illinois Fin. Auth., Admiral at Lake, 7.75%, 5/15/30	2,000	2,055
Illinois Fin. Auth., Advocate Health Care Network 6.50%, 11/1/38	2,500	2,808
Illinois Fin. Auth., Edward Health Services, 5.50%, 2/1/40 (12)	1,395	1,413
Illinois Fin. Auth., Franciscan Communities, 5.25%, 5/15/47	5,500	4,535
Illinois Fin. Auth., Friendship Village of Schaumburg 5.00%, 2/15/15	370	373

Illinois Fin. Auth., Friendship Village of Schaumburg 5.625%, 2/15/37	7,600	6,608
Illinois Fin. Auth., Landing at Plymouth Place, 6.00%, 5/15/37	3,400	2,799
Illinois Fin. Auth., Recovery Zone, Navistar International Corp. 6.50%, 10/15/40	4,500	4,460
Illinois Fin. Auth., Rush Univ. Medical Center, 6.625%, 11/1/39	8,000	8,818
Illinois Fin. Auth., Smith Village, 6.25%, 11/15/35	5,800	5,349
Illinois Fin. Auth., Tabor Hills Supportive Living 5.25%, 11/15/26	3,300	3,357
Illinois Fin. Auth., Tabor Hills Supportive Living 5.25%, 11/15/36	2,000	1,995
Illinois Fin. Auth., Three Crowns Park Plaza, 5.875%, 2/15/38	3,250	2,980
Illinois HFA, Villa Saint Benedict, 6.90%, 11/15/33 (11)(17)	3,500	2,388
Lombard Public Fac. Corp., Conference Center 5.50%, 1/1/30 (8)	2,225	1,547
Metropolitan Pier & Exposition Auth., McCormick 5.25%, 6/15/50	23,285	23,097
Metropolitan Pier & Exposition Auth., McCormick Zero Coupon, 12/15/33 (13)	25,000	7,734
Railsplitter Tobacco Settlement, Tobacco Industry 6.00%, 6/1/28	11,710	12,748
Regional Transportation Auth., 6.00%, 7/1/33 (14)	7,500	8,572
Yorkville Special Service Area, Bristol Bay 1, 5.875%, 3/1/36	5,762	5,462
		149,619
Indiana 3.9%		
Eastern Chicago Waste Disposal, USG Corporation 5.50%, 9/1/28 (4)	470	442
Goshen, Greencroft Obligated Group, 5.75%, 8/15/28	5,250	4,887
Indiana Fin. Auth., Community Foundation of Northwest Indiana 5.00%, 3/1/41	5,250	4,959
Indiana Fin. Auth., Ohio River Bridges, 5.00%, 7/1/48 (4)	5,000	4,372
Indiana Fin. Auth., Over River Bridges, 5.00%, 7/1/44 (4)	5,000	4,430
Indiana Fin. Auth., Over River Bridges, 5.25%, 1/1/51 (4)	9,865	8,903

Indiana Fin. Auth., U.S. Steel, IDRB, 6.00%, 12/1/26	4,000	3,912
Indiana Fin. Auth., IDRB, Ohio Valley Electric, 5.00%, 6/1/39	4,500	4,136
Indiana Municipal Power Agency, 5.75%, 1/1/29	1,500	1,690
Indianapolis Airport Auth., Airport Maintenance Center, United Airlines, 6.50%, 11/15/31 (4)(11)(17)	9,846	195
Japser County Economic Dev. Auth., Northern Indiana Public Service, 5.60%, 11/1/16 (13)	2,700	2,986
Merrill Lynch P-Floats, Franciscan Alliance, RIB 10.024%, 11/1/33 (5)	10,000	10,314
Saint Joseph County, Holy Cross Village at Notre Dame 5.55%, 5/15/19	230	230
Saint Joseph County, Holy Cross Village at Notre Dame 6.00%, 5/15/26	250	251
Saint Joseph County, Holy Cross Village at Notre Dame 6.00%, 5/15/38	1,575	1,515
Shoals, IDRB, National Gypsum, 7.25%, 11/1/43 (4)	4,250	4,224
Valparaiso, IDRB, Pratt Industries, 6.75%, 1/1/34 (4)	7,000	7,037
Valparaiso, IDRB, Pratt Industries, 7.00%, 1/1/44 (4)	8,000	8,040
Vigo County Hosp. Auth., Union Hosp., 5.70%, 9/1/37 (5)	5,750	5,366
Vigo County Hosp. Auth., Union Hosp., 5.75%, 9/1/42 (5)	4,500	4,167
Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31	6,170	6,837
		88,893
Iowa 1.4%		
Altoona, Annual Appropriation, 5.75%, 6/1/31	1,000	1,025
Altoona, Urban Renovation Tax, 6.00%, 6/1/39	1,820	1,861
Altoona, Urban Renovation Tax, 6.00%, 6/1/43	4,000	4,080
Iowa Fin. Auth., Care Initiatives, 5.50%, 7/1/25	4,000	4,021
Iowa Fin. Auth., Iowa Fertilizer, 5.25%, 12/1/25	8,250	7,400
Iowa Fin. Auth., Iowa Fertilizer, 5.50%, 12/1/22	2,500	2,353
Iowa Student Loan Liquidity Corp., 5.75%, 12/1/28 (4)	2,480	2,539
Iowa Student Loan Liquidity Corp., 5.85%, 12/1/30 (4)	2,480	2,526

Scott County, Ridgecrest Village, 5.25%, 11/15/27	4,500	4,249
Scott County, Ridgecrest Village, 5.625%, 11/15/18	1,370	1,386
		31,440
Kansas 0.1%		
Lenexa Health Care Fac., Lakeview Village, 7.125%, 5/15/29	400	416
Lenexa Health Care Fac., Lakeview Village, 7.25%, 5/15/39	1,500	1,549
		1,965
Kentucky 1.1%		
Kentucky Economic Dev. Fin. Auth, Masonic Homes of Kentucky 5.375%, 11/15/42	4,500	3,804
Kentucky Economic Dev. Fin. Auth, Masonic Homes of Kentucky 5.50%, 11/15/45	1,600	1,367
Kentucky Economic Dev. Fin. Auth., Baptist Health, VRDN 0.06%, 8/15/38	1,200	1,200
Kentucky Economic Dev. Fin. Auth., Baptist Healthcare, VRDN 0.05%, 8/15/38	100	100
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health 6.375%, 3/1/40	1,000	1,043
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health 6.375%, 6/1/40	7,500	7,824
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health 6.50%, 3/1/45	2,500	2,620
Owen County Waterworks, American Water Capital 6.25%, 6/1/39	5,530	5,837
		23,795
Louisiana 1.6%		
Hodge Utilities, PCR, Smurfit-Stone Container Corp., EC 7.45%, 3/1/24 (4)	6,250	15
Louisiana Local Gov't. Environmental Fac. Auth., Westlake Chemical, 6.75%, 11/1/32	12,940	13,737

Saint John Baptist Parish, Marathon Oil, PCR, 5.125%, 6/1/37	21,915	21,614
		35,366
Maine 0.3%		
Maine HHEFA, MaineGeneral Health, 6.00%, 7/1/26	2,000	2,058
Maine HHEFA, MaineGeneral Health, 6.75%, 7/1/36	4,000	4,168
		6,226
Maryland 6.6%		
Annapolis, Park Place, 5.35%, 7/1/34 (Prerefunded 1/1/15) (3)	2,524	2,688
Anne Arundel County, Annapolis Area Christian Schools 5.50%, 7/1/23	1,290	1,290
Anne Arundel County, Annapolis Area Christian Schools 6.50%, 7/1/33	2,555	2,555
Anne Arundel County, Annapolis Area Christian Schools 6.75%, 7/1/43	4,965	4,955
Anne Arundel County, Village South Waugh Chapel 6.25%, 7/1/40	4,000	4,112
Baltimore City, Convention Center Hotel, Hilton 5.875%, 9/1/39	3,950	3,708
Baltimore City, Harborview Lot 2, 6.50%, 7/1/31	1,681	1,700
Gaithersburg, Asbury Maryland Obligated Group 5.125%, 1/1/26	2,250	2,252
Gaithersburg, Asbury Maryland Obligated Group 5.125%, 1/1/36	9,350	8,613
Gaithersburg, Asbury Maryland Obligated Group 6.00%, 1/1/23	2,000	2,143
Maryland Economic Dev. Corp., Consol Energy, 5.75%, 9/1/25	4,750	4,938
Maryland Economic Dev. Corp., Ports America Chesapeake 5.125%, 6/1/20	1,370	1,434
Maryland Economic Dev. Corp., Ports America Chesapeake 5.375%, 6/1/25	3,625	3,740
Maryland Economic Dev. Corp., Ports America Chesapeake 5.375%, 6/1/25	4,500	4,643

Maryland Economic Dev. Corp., Ports America Chesapeake Series A, 5.75%, 6/1/35	7,400	7,465
Maryland Economic Dev. Corp., Potomac Electric Power, PCR 6.20%, 9/1/22	6,750	7,940
Maryland Economic Dev. Corp., Towson Univ. Student Housing 5.25%, 7/1/37	2,750	2,765
Maryland Energy Fin. Administration, Office Paper 7.50%, 9/1/15 (2)(4)	1,385	1,493
Maryland HHEFA, Adventist Healthcare, 6.125%, 1/1/36	3,500	3,681
Maryland HHEFA, Anne Arundel Health, 6.75%, 7/1/39	5,500	6,399
Maryland HHEFA, Ascension Health, 5.00%, 11/15/51	13,000	12,825
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41	3,000	3,132
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45	4,000	4,193
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/27	2,000	1,912
Maryland HHEFA, Doctors Community Hosp., 5.75%, 7/1/38	9,275	8,740
Maryland HHEFA, Frederick Memorial Hosp., 4.00%, 7/1/38	15,000	12,195
Maryland HHEFA, Ingleside at King Farm, Prebyterian Community, 5.30%, 1/1/37	1,850	1,659
Maryland HHEFA, Mercy Medical Center, 5.50%, 7/1/42	7,990	7,832
Maryland HHEFA, Meritus Medical Center, Washington County Hosp., 5.75%, 1/1/33	3,175	3,187
Maryland HHEFA, Meritus Medical Center, Washington County Hosp., 5.75%, 1/1/38	2,575	2,572
Maryland HHEFA, Meritus Medical Center, Washington County Hosp., 6.00%, 1/1/43	5,335	5,360
Maryland HHEFA, Upper Chesapeake Health, 6.00%, 1/1/38	5,000	5,233
Prince George's County, National Harbor, 5.20%, 7/1/34	3,260	3,184
		150,538
Massachusetts 0.5%		
Massachusetts, GO, VRDN, 0.04%, 3/1/26	1,650	1,650
Massachusetts, GO, VRDN, 0.04%, 12/1/30	600	600
Massachusetts Dev. Fin. Agency, Boston Univ. 5.45%, 5/15/59 (6)	2,525	2,618

Massachusetts EFA, 6.35%, 1/1/30 (4)(7)	760	801
Massachusetts Health & Ed. Fac., Partners Healthcare, VRDN 0.04%, 7/1/27	6,600	6,600
		12,269
Michigan 0.6%		
Detroit Sewage Disposal, 5.00%, 7/1/32	1,000	901
Detroit Sewage Disposal, 5.25%, 7/1/26	1,000	960
Detroit Sewage Disposal, Water & Sewer, 5.25%, 7/1/39	11,455	10,469
Garden City Hosp. Fin. Auth., Garden City Hosp., 5.75%, 9/1/17	425	426
		12,756
Minnesota 0.4%		
Wayzata, Folkestone Senior Living Community, 4.875%, 5/1/19	1,500	1,504
Wayzata, Folkestone Senior Living Community, 5.75%, 11/1/39	1,250	1,219
Wayzata, Folkestone Senior Living Community, 6.00%, 5/1/47	6,000	6,005
		8,728
Mississippi 1.0%		
Lowndes County, IDRB, Weyerhaeuser, 6.80%, 4/1/22	2,060	2,283
Mississippi Business Fin. Corp., Chevron, VRDN 0.04%, 11/1/35	4,500	4,500
Mississippi Business Fin. Corp., Chevron USA, VRDN 0.04%, 12/1/30	2,300	2,300
Mississippi Business Fin. Corp., Chevron USA, VRDN 0.05%, 11/1/35	1,200	1,200
Mississippi Business Fin. Corp., Chevron USA, VRDN 0.05%, 11/1/35	1,500	1,500
Warren County Gulf Opportunity Zone, Int'l. Paper 5.375%, 12/1/35, PCR	2,900	2,821
Warren County Gulf Opportunity Zone, Int'l. Paper, PCR 6.50%, 9/1/32	6,000	6,532

Warren County, PCR, Int'l. Paper, 6.75%, 8/1/21 (4)	2,000	2,007
		23,143
Missouri 1.1%		
Good Shepherd Nursing Home Dist., 5.90%, 8/15/23	1,495	1,424
Missouri HEFA, BJC Health, VRDN, 0.04%, 5/15/38	5,700	5,700
Missouri HEFA, Lutheran Senior Services Obligation 5.375%, 2/1/35	3,500	3,500
Missouri HEFA, The Washington Univ., VRDN, 0.05%, 9/1/30	2,000	2,000
Riverside IDA, Riverside Horizons, 5.00%, 5/1/27 (8)	1,250	1,258
Saint Louis Airport, Lambert Int'l., 6.25%, 7/1/29	9,000	9,972
		23,854
Montana 0.1%		
Montana Fac. Fin. Auth., Sisters of Charity of Leavenworth VRDN, 0.06%, 12/1/25	1,635	1,635
		1,635
Nebraska 0.2%		
Kearney, Great Platte River Road Memorial Zero Coupon, 9/1/14 (10)(15)(17)	1,583	—
Nebraska EFA, Creighton Univ., VRDN, 0.05%, 7/1/35	5,250	5,250
		5,250
Nevada 0.2%		
Reno, Renown Regional Medical Center, 5.25%, 6/1/41	3,425	3,276
		3,276
New Jersey 6.0%		
Burlington County Bridge Commission, The Evergreens 5.625%, 1/1/38	2,750	2,361
New Jersey Economic Dev. Auth., Barnabas Health Zero Coupon, 7/1/26 (13)	2,500	1,271
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/29	500	494

New Jersey Economic Dev. Auth., Goethals Bridge 5.625%, 1/1/52 (4)	10,500	10,345
New Jersey Economic Dev. Auth., Kapkowski Road Landfill 5.75%, 10/1/21	4,225	4,498
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/15	370	373
New Jersey Economic Dev. Auth., Lions Gate, 5.875%, 1/1/37	3,005	2,737
New Jersey Economic Dev. Auth., Provident Group-Montclair Student Housing, 5.875%, 6/1/42	10,000	10,467
New Jersey Economic Dev. Auth., Seabrook Village 5.25%, 11/15/36	1,000	890
New Jersey Economic Dev. Auth., UMM Energy Partners 5.00%, 6/15/37 (4)	1,250	1,127
New Jersey Economic Dev. Auth., UMM Energy Partners 5.125%, 6/15/43 (4)	1,750	1,568
New Jersey Economic Dev. Auth., Winchester Gardens at Ward Homestead, 5.80%, 11/1/31	2,000	2,002
New Jersey Economic Dev. Auth., IDRB, Continental Airlines 4.875%, 9/15/19 (4)	9,700	9,406
New Jersey Economic Dev. Auth., IDRB, United Airlines 5.125%, 9/15/23 (4)	3,000	2,876
New Jersey Economic Dev. Auth., IDRB, United Airlines 5.25%, 9/15/29 (4)	3,000	2,778
New Jersey EFA, Univ. of Medicine & Dentistry, 7.50%, 12/1/32 (Prerefunded 6/1/19) (3)	9,845	12,925
New Jersey HFFA, Barnabas Health, 5.625%, 7/1/37	8,000	8,195
New Jersey HFFA, Barnabas Health, Zero Coupon, 7/1/31	40,525	15,029
New Jersey HFFA, Holy Name Medical Center, 5.00%, 7/1/25	5,000	5,050
New Jersey HFFA, Robert Wood Johnson Univ. Hosp. 5.50%, 7/1/43	4,000	4,138
New Jersey Higher Ed. Student Assistance Auth. 4.75%, 12/1/43 (4)	7,000	6,205
New Jersey Higher Ed. Student Assistance Auth. 5.625%, 6/1/30	975	1,030
New Jersey Higher Ed. Student Assistance Auth. 5.75%, 12/1/28 (4)	2,000	2,106

New Jersey Higher Ed. Student Assistance Auth. 5.875%, 12/1/33 (4)	1,000	1,041
New Jersey Transportation Trust Fund Auth., 6.00%, 12/15/38	9,770	10,968
New Jersey Transportation Trust Fund Auth., Capital Appreciation, Zero Coupon, 12/15/28	15,000	7,063
Tobacco Settlement Fin. Corp., Tobacco Industry 4.75%, 6/1/34	12,000	8,621
		135,564
New York 7.1%		
Dormitory Auth. of the State of New York, Orange Regional Medical Center, 6.125%, 12/1/29	2,500	2,504
Dormitory Auth. of the State of New York, Orange Regional Medical Center, 6.25%, 12/1/37	9,950	9,768
Dormitory Auth. of the State of New York, Pace Univ. 4.25%, 5/1/42	1,000	810
Hudson Yards Infrastructure, 5.25%, 2/15/47	3,410	3,493
Hudson Yards Infrastructure, 5.75%, 2/15/47	15,250	16,271
Long Island Power Auth., 6.25%, 4/1/33	10,000	11,318
Metropolitan Transportation Auth., 6.50%, 11/15/28	5,000	5,837
Nassau County IDA, Amsterdam at Harborside, 5.875%, 1/1/18	2,315	1,283
Nassau County IDA, Amsterdam at Harborside, 6.70%, 1/1/43	11,700	6,483
New York City Municipal Water Fin. Auth., 5.75%, 6/15/40	1,300	1,441
New York City Municipal Water Fin. Auth., VRDN 0.05%, 6/15/45	750	750
New York City Municipal Water Fin. Auth., VRDN 0.05%, 6/15/45	3,500	3,500
New York City Transitional Fin. Auth., VRDN, 0.05%, 8/1/39	2,200	2,200
New York Liberty Dev. Corp., 4 World Trade Center 5.75%, 11/15/51	24,000	25,575
New York Liberty Dev. Corp., Goldman Sachs, 5.25%, 10/1/35	7,175	7,509
New York Liberty Dev. Corp., One Bryant Park, 6.375%, 7/15/49	22,250	23,474
Oneida County IDA, Saint Elizabeth Medical Center 5.875%, 12/1/29	2,750	2,751

Oneida County IDA, Saint Elizabeth Medical Center 6.00%, 12/1/19	1,210	1,212
Oneida County IDA, Saint Elizabeth Medical Center 6.00%, 12/1/29	2,085	2,086
Onondaga Civic Dev. Corp., Upstate Properties Dev. 5.25%, 12/1/41	2,000	2,031
Port Auth. of New York & New Jersey, JFK Int'l. Air Terminal 6.00%, 12/1/36	7,500	8,062
Port Auth. of New York & New Jersey, JKF Int'l. Air Terminal 6.00%, 12/1/42	8,000	8,551
Seneca Nation Indians Capital Improvement Auth. 5.00%, 12/1/23 (5)	6,500	6,514
Seneca Nation Indians Capital Improvement Auth. 5.25%, 12/1/16 (5)	8,240	8,405
		161,828
North Carolina 1.4%		
Columbus County Ind. Fac., PCR, Int'l. Paper, 5.70%, 5/1/34	6,750	6,866
Gaston County Ind. Fac., IDRB, PCR, National Gypsum 5.75%, 8/1/35 (4)	9,300	8,105
Guilford County, GO, VRDN, 0.04%, 3/1/25	1,100	1,100
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/26	4,000	4,372
North Carolina Medical Care Commission Retirement Fac. Aldersgate, 6.25%, 7/1/35	4,500	4,352
North Carolina Medical Care Commission Retirement Fac. Galloway Ridge, 5.875%, 1/1/31	2,295	2,249
North Carolina Medical Care Commission Retirement Fac. Galloway Ridge, 6.00%, 1/1/39	500	483
North Carolina Medical Care Commission Retirement Fac. Lutheran Services for Aging, 5.00%, 3/1/37	1,000	869
North Carolina Medical Care Commission Retirement Fac. Lutheran Services for Aging, 5.00%, 3/1/42	1,000	852
North Carolina Medical Care Commission Retirement Fac., Wake Forest Babtist, 5.00%, 12/1/45	3,500	3,434
		32,682

North Dakota 0.5%		
Grand Forks, Altru Health, 5.00%, 12/1/35	12,600	12,176
		12,176
Ohio 2.6%		
Bowling Green, Student Housing, 5.75%, 6/1/31	4,500	4,678
Bowling Green, Student Housing, 6.00%, 6/1/45	4,000	4,121
Buckeye Tobacco Settlement Fin. Auth., Tobacco Industry 6.50%, 6/1/47	15,000	12,376
Cleveland Airport, 5.00%, 1/1/28	5,000	5,096
Franklin County, 6.125%, 7/1/40	7,300	7,152
Lorain County Port Auth., U.S. Steel, 6.75%, 12/1/40	5,000	4,939
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44	4,000	3,115
Ohio Air Quality Dev. Auth., FirstEnergy, PCR, 5.70%, 8/1/20	6,500	7,141
Ohio Air Quality Dev. Auth., IDRB, AK Steel, 6.75%, 6/1/24 (4)	6,000	4,803
Ohio Air Quality Dev. Auth., PCR, FirstEnergy, 5.75%, 6/1/33 (Tender 6/1/16)	4,000	4,310
Ohio, IDRB, Solid Waste, 6.05%, 8/1/34	50	49
Southeastern Ohio Port Auth., Memorial Health System 5.75%, 12/1/32	500	477
Southeastern Ohio Port Auth., Memorial Health System 6.00%, 12/1/42	1,600	1,526
		59,783
Oklahoma 1.0%		
Norman Regional Hosp. Auth., 5.375%, 9/1/36	3,600	3,262
Oklahoma County Fin. Auth., Epworth Villa, 5.00%, 4/1/33	1,000	895
Oklahoma County Fin. Auth., Epworth Villa, 5.125%, 4/1/42	2,500	2,194
Oklahoma County Fin. Auth., Epworth Villa, 5.875%, 4/1/30	3,335	3,349
Tulsa County IDA, Montereau, Senior Living, 7.25%, 11/1/45	2,000	2,091
Tulsa County IDA, Montereau, Senior Living Community 7.25%, 11/1/40	6,000	6,289

Tulsa Municipal Airport Trust, IDRB, American Airlines 5.50%, 12/1/35 (4)	6,000	5,506
		23,586
Oregon 0.6%		
Deschutes County Hosp. Fac. Auth., Cascade Healthcare Community, 8.25%, 1/1/38	5,000	5,866
Western Generation Agency, Wauna Cogeneration 5.00%, 1/1/17 (8)	2,885	2,886
Western Generation Agency, Wauna Cogeneration 5.00%, 1/1/18 (8)	3,185	3,170
Western Generation Agency, Wauna Cogeneration 5.00%, 1/1/19 (8)	1,125	1,109
Western Generation Agency, Wauna Cogeneration 5.00%, 1/1/21	210	202
		13,233
Pennsylvania 3.9%		
Allegheny County IDA, PCR, U.S. Steel, 6.50%, 5/1/17	7,250	7,523
Butler County Hosp. Auth., Butler Health, 7.25%, 7/1/39	5,180	5,814
Cumberland County Municipal Auth., Asbury Obligation Group 5.25%, 1/1/41	4,000	3,446
Delaware County IDA, Convanta Energy, 6.20%, 7/1/19	3,405	3,387
Lancaster County Hosp. Auth., Brethren Village 6.375%, 7/1/30	1,000	1,001
Lancaster County Hosp. Auth., Brethren Village 6.50%, 7/1/40	6,115	6,046
Montgomery County IDA, 5.375%, 8/1/38	5,500	5,778
Montgomery County IDA, The Hill at Whitemarsh 6.125%, 2/1/28	7,675	7,571
Montgomery County IDA, The Hill at Whitemarsh 6.25%, 2/1/35	1,750	1,694
Northampton County General Purpose Auth., Saint Luke's Health, 5.375%, 8/15/28	980	1,009

Northampton County General Purpose Auth., Saint Luke's Health, 5.50%, 8/15/40	5,760	5,767
Pennsylvania Economic Dev. Fin. Auth., USG Corp. 6.00%, 6/1/31 (4)	10,000	9,872
Pennsylvania Higher EFA, Indiana Univ. of Pennsylvania Foundation, 5.00%, 7/1/32	1,620	1,621
Pennsylvania Higher EFA, Indiana Univ. of Pennsylvania Foundation, 5.00%, 7/1/41	6,500	6,205
Pennsylvania Higher EFA, Indiana Univ. of Pennsylvania Foundation, VR, 0.816%, 7/1/39	6,000	4,101
Pennsylvania Higher EFA, La Salle Univ., 5.00%, 5/1/37	2,500	2,406
Pennsylvania Higher EFA, La Salle Univ., 5.00%, 5/1/42	3,000	2,856
Pennsylvania Higher EFA, Widener Univ., 5.50%, 7/15/38	2,825	2,772
Philadelphia Airport, 5.25%, 6/15/28	3,365	3,544
Susquehanna Area Regional Airport Auth., 6.50%, 1/1/38 (4)	6,640	7,123
		89,536
Puerto Rico 0.8%		
Puerto Rico Electric Power Auth., 5.00%, 7/1/29	11,095	7,871
Puerto Rico Electric Power Auth., 5.25%, 7/1/29	4,955	3,588
Puerto Rico Sales Tax Fin. Corp., 5.75%, 8/1/37	2,850	2,282
Puerto Rico Sales Tax Fin. Corp., 6.375%, 8/1/39	5,000	4,214
		17,955
Rhode Island 0.7%		
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	10,910	8,159
Rhode Island Health & Ed. Building Corp., Care New England 5.50%, 9/1/28	3,000	2,970
Rhode Island Health & Ed. Building Corp., Care New England 6.00%, 9/1/33	4,000	4,023
		15,152
South Carolina 0.6%		
Connector 2000 Assoc., Zero Coupon, 1/1/14 (17)	82	74

Connector 2000 Assoc., Zero Coupon, 1/1/15 (17)	88	71
Connector 2000 Assoc., Zero Coupon, 1/1/16 (17)	99	73
Connector 2000 Assoc., Zero Coupon, 1/1/17 (17)	133	86
Connector 2000 Assoc., Zero Coupon, 1/1/18 (17)	147	80
Connector 2000 Assoc., Zero Coupon, 1/1/19 (17)	161	80
Connector 2000 Assoc., Zero Coupon, 1/1/20 (17)	175	73
Connector 2000 Assoc., Zero Coupon, 1/1/21 (17)	207	83
Connector 2000 Assoc., Zero Coupon, 1/1/22 (17)	219	79
Connector 2000 Assoc., Zero Coupon, 1/1/32 (17)	4,078	684
Connector 2000 Assoc., Zero Coupon, 1/1/32 (17)	1,877	23
Connector 2000 Assoc., Zero Coupon, 1/1/42 (17)	6,847	441
Connector 2000 Assoc., Zero Coupon, 7/22/51 (17)	9,121	103
Connector 2000 Assoc., Zero Coupon, 7/22/51 (17)	6,187	15
Connector 2000 Assoc., Zero Coupon, 7/22/51 (17)	2,970	6
Myrtle Beach Tax Increment, Air Force Base, 5.25%, 10/1/26	1,935	1,700
Myrtle Beach Tax Increment, Air Force Base, 5.30%, 10/1/35	1,000	806
York County, IDRB, Celanese, 5.70%, 1/1/24 (4)	9,390	9,347
		13,824
South Dakota 0.3%		
South Dakota HEFA, Sanford, 5.00%, 11/1/42	8,000	7,727
		7,727
Tennessee 2.3%		
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 5.125%, 10/1/35	3,370	3,110
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 5.50%, 10/1/20	2,555	2,582
Chattanooga Health, Ed. & Housing Fac. Board, CDFI Phase 1 6.00%, 10/1/35	6,850	6,671
Knox County Health, Ed. & Housing Fac. Board, Covenant Health, 5.00%, 1/1/26	2,730	2,866

Knox County Health, Ed. & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/35	4,000	1,174
Knox County Health, Ed. & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/36	4,500	1,240
Knox County Health, Ed. & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/37	4,000	1,035
Knox County Health, Ed. & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/38	5,000	1,215
Knox County Health, Ed. & Housing Fac. Board, Covenant Health, Zero Coupon, 1/1/40	3,000	619
Memphis-Shelby County Airport Auth., 5.00%, 7/1/24	2,360	2,611
Shelby County Health Ed. Housing Fac. Board, Village Germantown, 5.25%, 12/1/42	2,000	1,668
Shelby County Health Ed. Housing Fac. Board, Village Germantown, 5.375%, 12/1/47	2,500	2,069
Tennessee Energy Acquisition Corp., Goldman Sachs 5.25%, 9/1/24	11,800	12,848
Tennessee Energy Acquisition Corp., Goldman Sachs 5.25%, 9/1/26	11,920	12,735
		52,443
Texas 12.5%		
Alliance Airport Auth., IDRB, American Airlines 5.25%, 12/1/29 (4)(16)(17)	7,310	8,297
Austin Convention Enterprises, 5.75%, 1/1/34 (5)	3,500	3,398
Austin Convention Enterprises, 6.00%, 1/1/18 (5)	1,125	1,178
Austin Convention Enterprises, 6.00%, 1/1/19 (5)	1,000	1,041
Austin Convention Enterprises, 6.00%, 1/1/20 (5)	1,320	1,365
Brazos Harbor IDC, Dow Chemical, 5.90%, 5/1/38 (Tender 5/1/28) (4)	2,500	2,626
Brazos River Auth., PCR, Texas Competitive Electric 7.70%, 4/1/33 (4)	3,000	90
Brazos River Auth., PCR, Texas Competitive Electric 8.25%, 5/1/33 (4)(5)	10,000	350

Brazos River Harbor Navigation Dist., IDRB, Dow Chemcial, VR 5.95%, 5/15/33 (4)	15,680	16,630
Brazos River Harbor Navigation Dist., IDRB, Dow Chemical 5.125%, 5/15/33 (4)	3,020	3,033
Central Texas Regional Mobility Auth., 5.00%, 1/1/33	8,055	7,239
Central Texas Regional Mobility Auth., 5.00%, 1/1/42	6,900	5,853
Central Texas Regional Mobility Auth., 6.00%, 1/1/41	7,000	7,121
Dallas-Fort Worth Int'l. Airport Fac. Improvement Corp. American Airlines, 6.375%, 5/1/35 (4)(16)(17)	6,000	6,705
Dallas-Fort Worth Int'l. Airport Fac. Improvement Corp. American Airlines, 9.00%, 5/1/29 (Tender 51/15) (4)(16)(17)	3,000	3,540
Dallas-Fort Worth Regional Airport, 5.00%, 11/1/45	12,100	11,947
Dallas-Forth Worth Int'l. Airport Fac. Improvement Corp. American Airlines, 5.50%, 11/1/30 (4)(16)(17)	10,920	12,230
Fort Bend County IDC, PCR, NRG Energy, 4.75%, 11/1/42	5,000	4,237
Gulf Coast IDA, CITGO Petroleum, 4.875%, 5/1/25 (4)	8,920	8,415
Gulf Coast Waste Disposal Auth., Waste Management 5.20%, 5/1/28 (4)	4,000	4,080
Harris County Cultural Ed. Fac., Brazos Presbyterian Homes 5.00%, 1/1/38	510	400
Harris County Cultural Ed. Fac., Brazos Presbyterian Homes 5.00%, 1/1/43	520	395
Harris County Cultural Ed. Fac., Brazos Presbyterian Homes 7.00%, 1/1/48	5,250	5,216
Harris County Cultural Ed. Fac., Texas Medical Center, VRDN 0.05%, 9/1/31	1,100	1,100
Harris County Health Fac. Dev. Corp., Memorial Hermann Healthcare, 7.00%, 12/1/27 (Prerefunded 12/1/18) (3)	1,000	1,279
Harris County Health Fac. Dev. Corp., Memorial Hermann Healthcare, 7.25%, 12/1/35 (Prerefunded 12/1/18) (3)	2,150	2,775
Harris County Health Fac. Dev. Corp., Texas Children's Hosp. VRDN, 0.05%, 10/1/41	11,565	11,565
Houston, Airport, 5.00%, 7/1/32 (4)	6,100	6,100
Love Field Airport Modernization, IDRB, Southwest Airlines 5.00%, 11/1/28 (4)	5,000	4,887

Love Field Airport Modernization, IDRB, Southwest Airlines 5.25%, 11/1/40	9,595	9,432
Matagorda County Navigation Dist. # 1, PCR, AEP Texas Central 4.00%, 6/1/30	6,000	5,331
Matagorda County Navigation Dist. #1, Central Power & Light PCR, 6.30%, 11/1/29	3,500	3,870
North Texas Tollway Auth., 5.75%, 1/1/40	12,000	12,688
North Texas Tollway Auth., 5.75%, 1/1/40 (13)	2,985	3,156
North Texas Tollway Auth., 6.00%, 1/1/38	8,000	8,651
North Texas Tollway Auth., 6.125%, 1/1/31	4,000	4,252
Port Corpus Christi Auth., Celanese, 6.70%, 11/1/30 (4)	9,940	9,958
Red River Auth., Celanese, 6.70%, 11/1/30 (4)	3,590	3,597
Red River Health Fac. Dev. Corp., Sears Methodist Retirement 5.15%, 11/15/27	1,923	1,633
Red River Health Fac. Dev. Corp., Sears Methodist Retirement 5.45%, 11/15/38	2,712	2,151
Red River Health Fac. Dev. Corp., Sears Methodist Retirement 6.05%, 11/15/46	4,216	3,537
Red River Health Fac. Dev. Corp., Sears Methodist Retirement 6.05%, 11/15/46	729	612
Red River Health Fac. Dev. Corp., Sears Methodist Retirement 6.15%, 11/15/49	3,955	3,334
Red River Health Fac. Dev. Corp., Sears Methodist Retirement 6.25%, 5/9/53	372	315
SA Energy Acquisition Public Fac. Corp., Goldman Sachs, Gas Supply, 5.50%, 8/1/21	4,000	4,476
Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere Project - Northwest Senior High School, 6.00%, 11/15/26	1,500	1,526
Tarrant County Cultural Ed. Fac. Fin. Corp., Edgemere Project - Northwest Senior High School, 6.00%, 11/15/36	2,500	2,508
Tarrant County Cultural Ed. Fac. Fin. Corp., Scott & White Healthcare, 5.50%, 8/15/31	5,000	5,214
Texas Municipal Gas Acquisition & Supply, Macquarie Group 5.00%, 12/15/28	4,000	3,913

Texas Municipal Gas Acquisition & Supply, Macquarie Group 5.00%, 12/15/30	10,000	9,665
Texas Municipal Gas Acquisition & Supply, Macquarie Group 5.00%, 12/15/31	5,500	5,279
Texas Municipal Gas Acquisition & Supply, Macquarie Group 5.00%, 12/15/32	6,000	5,723
Texas Municipal Gas Acquisition & Supply, Merrill Lynch 6.25%, 12/15/26	22,525	25,840
Travis County Health Fac. Dev. Corp., Westminster Manor 7.00%, 11/1/30	2,000	2,132
Travis County Health Fac. Dev. Corp., Westminster Manor 7.125%, 11/1/40	2,000	2,115
		284,000
Utah 0.1%		
Murray City, IHC Health, VRDN, 0.05%, 5/15/37	2,800	2,800
		2,800
Virgin Islands 0.5%		
Virgin Islands PFA, 6.00%, 10/1/39	1,500	1,521
Virgin Islands PFA, Diageo, 6.625%, 10/1/29	8,900	9,675
		11,196
Virginia 5.2%		
Albemarle County Economic Dev. Auth., Westminster-Canterbury Blue Ridge, 5.00%, 1/1/42	3,000	2,527
Chesapeake Toll Road, 5.00%, 7/15/47	3,600	3,425
Chesapeake Toll Road, STEP, 7/15/40	7,525	3,405
Fairfax County Economic Dev. Auth., Vinson Hall 5.00%, 12/1/32	1,500	1,384
Fairfax County Economic Dev. Auth., Vinson Hall 5.00%, 12/1/42	2,800	2,466
Fauquier County IDA, Fauquier Hosp., Series A, 5.25%, 10/1/37 (Prerefunded 10/1/17) (3)	200	234
Giles County IDA, Hoechst Celanese, PCR, 5.95%, 12/1/25 (4)	1,025	1,015

Hopewell IDA, Smurfit-Stone Container Corp., EC 5.25%, 6/1/15	5,900	14
James City County Economic Dev. Auth., United Methodist Homes, WindsorMeade, 2.00%, 10/1/48	1,103	—
James City County Economic Dev. Auth., United Methodist Homes, WindsorMeade, 6.00%, 6/1/43	3,411	2,726
New Port CDA, Special Assessment, 5.50%, 9/1/26	919	593
New Port CDA, Special Assessment, 5.60%, 9/1/36	1,000	612
Norfolk Economic Dev. Auth., BBL ODU, 6.00%, 11/1/36 (4)	1,435	1,172
Norfolk Redev. & Housing Auth., Harbors Edge Retirement Community, 6.00%, 1/1/25	500	500
Norfolk Redev. & Housing Auth., Harbors Edge Retirement Community, 6.125%, 1/1/35	1,350	1,286
Peninsula Ports Auth., Baptist Homes, 5.375%, 12/1/26	2,300	2,043
Peninsula Ports Auth., Baptist Homes, 5.40%, 12/1/33	12,990	10,850
Route 460 Funding Corp., Toll Road, 5.00%, 7/1/52	20,000	17,795
Route 460 Funding Corp., Toll Road, 5.125%, 7/1/49	5,000	4,592
Tobacco Settlement Fin. Corp., Tobacco Industry 5.00%, 6/1/47	7,415	4,758
Virginia HDA, Rental Housing, Multi-Family, 5.25%, 10/1/38	4,500	4,634
Virginia Small Business Fin. Auth., Elizabeth River Crossings 4.75%, 1/1/25 (4)	2,180	2,147
Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.00%, 1/1/26 (4)	2,000	1,994
Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.00%, 7/1/26 (4)	2,000	1,994
Virginia Small Business Fin. Auth., Elizabeth River Crossings 5.50%, 1/1/42 (4)	4,000	3,916
Virginia Small Business Fin. Auth., Elizabeth River Crossings 6.00%, 1/1/37 (4)	13,010	13,396
Virginia Small Business Fin. Auth., I-95 Express Lanes 5.00%, 1/1/40 (4)	21,680	19,442
Virginia Small Business Fin. Auth., Wellmont Health 5.25%, 9/1/37	3,345	3,188

Wisconsin HEFA, Saint John's Communities, 7.625%, 9/15/39	1,500	1,599
		14,158
Total Municipal Securities (Cost $2,283,182)		2,245,216
COMMON STOCKS 0.0%		
Rock Tenn, Class A	2	202
United Continental (17)	—	13
Total Common Stocks (Cost $143)		215
PREFERRED STOCKS 0.2%		
Charter Mac Equity Issuer Trust 6.000% (4)(5)	4,000	4,586
Total Preferred Stocks (Cost $4,000)		4,586
Total Investments in Securities		
99.1% of Net Assets (Cost $2,287,325)		**$ 2,250,017**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Insured by Berkshire Hathaway Assurance Corp.
(2) Escrowed to maturity
(3) Prerefunded date is used in determining portfolio maturity.
(4) Interest subject to alternative minimum tax
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $88,348 and represents 3.9% of net assets.
(6) Insured by Syncora Guarantee
(7) Insured by Assured Guaranty U.S. Holdings
(8) Insured by ACA Financial Guaranty Corp.
(9) In default with respect to payment of principal and interest.
(10) Issuer is currently in a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) In default with respect to payment of interest.
(12) Insured by AMBAC Assurance Corp.
(13) Insured by National Public Finance Guarantee Corp.
(14) Insured by Financial Guaranty Insurance Company
(15) Level 3 in fair value hierarchy. See Note 2.
(16) The Issuer has subsequently exited a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(17) Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free High Yield Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
On March 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued, and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of November 30, 2013, cash of $295,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Residual-Interest Bonds
The fund may invest in residual-interest bonds (RIBs) purchased from third-party special purpose trusts, which securitize an underlying bond into RIBs and short-term floating rate bonds. RIBs generally are entitled to the cash flows of the underlying bond that remain after payment of amounts due to the floating rate bondholders and trust-related fees; they also generally have the right to acquire the underlying bond from the trust. RIBs can only be traded in accordance with Rule 144A of the Securities Act of 1933 and cannot be offered for public resale. Risks arise from changes in interest rates and the value of the underlying bond, and the sale of the RIBs may involve delay or additional costs.

NOTE 5 - FEDERAL INCOME TAXES

At November 30, 2013, the cost of investments for federal income tax purposes was $2,250,017,000. Net unrealized loss aggregated $33,668,000 at period-end, of which $90,388,000 related to appreciated investments and $124,056,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 27, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 27, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date January 27, 2014